Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

PACCAR Inc

Savings Investment Plan

EIN: 91-0351110 Plan Number: 002

Schedule H, Line 4i – Schedule of Assets

(Held at End of Year)

As of December 31, 2025

		(c)
(a)	(b) Identity of Issue, Fund or Borrower	Description of Investment	(d) Cost (1)	(e) Current Value

	Money market fund:
*	Fidelity Management Trust Company:
	Fidelity Government Money Market	143,004 shares		$143,004
	Commingled trust funds:
*	Fidelity Management Trust Company:
	Contrafund Pool Class D	7,486,562 units		417,151,227
	Managed Income Portfolio II Class 3	127,265,556 units		127,265,556
	Northern Trust Funds:
	Aggregate Bond Index Fund	159,705 units		21,456,322
	Collective Russell 2000 Index	57,665 units		23,929,618
	EAFE Index Fund Tier 3	196,768 units		40,148,567
	S&P 500 Index Fund	417,858 units		288,936,587
	BlackRock
	International	397,720 units		9,571,173
				928,459,050
	Mutual funds:
*	Fidelity Management Trust Company:
	Freedom Index Retirement Fund	665,514 shares		8,219,095
	Freedom Index 2010 Fund	439,785 shares		5,941,491
	Freedom Index 2020 Fund	2,667,339 shares		44,971,332
	Freedom Index 2030 Fund	8,264,440 shares		186,858,992
	Freedom Index 2040 Fund	6,189,895 shares		178,454,667
	Freedom Index 2050 Fund	4,302,782 shares		132,998,994
	Freedom Index 2060 Fund	3,303,348 shares		71,253,225
	Freedom Index 2070 Fund	105,211 shares		1,298,310
	JP Morgan Mid Cap Value Fund:
	Institutional Class	1,821,258 shares		58,118,174
	PIMCO Total Return Fund:
	Institutional Class	3,501,682 shares		31,024,906
				719,139,186
	Other investments:
*	PACCAR Inc common stock	12,124,816 shares		1,327,806,802
	Total investments			$2,975,548,042
*	Participant loans	Maturing through 2040, with interest rates ranging from 4.25% to 9.50%		$65,128,740

* Indicates party in interest to the Plan.

(1) Cost information is omitted, as investments are participant-directed.